Related Parties Transactions (Details) - Schedule of the Reconciliation of the Carrying Amount of the Company - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of the Reconciliation of the Carrying Amount of the Company [Abstract]
Opening balance	$ 199	$ 388
Accrued liability in respect to additional services rendered		25
Repayment of liability to controlling shareholder	(154)	(104)
Change in estimation of maturity date of liability to controlling shareholder		12
Amortization of discount relating to liability to controlling shareholder	10	28
Exchange rate differences	(5)	(21)
Closing balance	$ 50	$ 328